STATEMENTS OF CASH FLOWS - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (11,371)	$ (700,925)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned and unrealized loss on marketable securities held in Trust Account		(1,566,410)
Changes in operating assets and liabilities:
Prepaid expenses and other assets		(286,076)
Accounts payable, accrued expenses and income tax payable	6,000	1,074,179
Franchise tax payable	2,400	160,800
Net cash used in operating activities	(2,971)	(1,318,432)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash withdrawn from Trust Account to pay franchise and income taxes		525,000
Cash deposited to Trust Account		(116,150,000)
Payment of deferred offering costs	(98,116)
Net cash provided by (used in) investing activities	(98,116)	(115,625,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from initial public offering, net of underwriters' discount		114,500,000
Proceeds from issuance of common stock to Sponsor	25,000	(80,000)
Proceeds from private placement		3,760,000
Proceeds from notes payable - related party	80,000
Proceeds from issuance of Class B ordinary shares to Sponsor	25,000	(80,000)
Payment of offering costs		(431,000)
Net cash (used in) provided by financing activities	105,000	117,749,000
NET CHANGE IN CASH	3,913	805,568
CASH, BEGINNING OF PERIOD		3,913
CASH, END OF PERIOD	3,913	809,481
Supplemental disclosure of noncash activities:
Deferred offering costs included in accrued offering costs	$ 225,000
Accretion of Common Stock subject to possible redemption value		$ 6,862,708